Business, Basis of Presentation and Significant Accounting Policies - Narrative (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Product Information [Line Items]
Reportable segments | segment					1
Per claim deductible for workers' compensation policy					$ 500,000	$ 500,000.0	$ 500,000.0
Accrued medical insurance claims					600,000	400,000
Accrued workers' compensation claims					2,100,000	1,700,000
Health care expense					2,400,000	1,100,000	5,000,000
Workers' compensation expense					5,800,000	3,400,000	3,200,000
Company-owned life insurance					3,854,000	4,250,000
Increase (decrease) company-owned life insurance					(396,000)	2,036,000	514,000
Impairment of property, plant and equipment or intangible assets					0	0	0
Impairment of goodwill					$ 0	0	$ 0
Effect of changes in tax law						$ 300,000
Buildings and leasehold improvements | Minimum
Product Information [Line Items]
Useful life (in years)					2 years
Buildings and leasehold improvements | Maximum
Product Information [Line Items]
Useful life (in years)					39 years
Construction equipment | Minimum
Product Information [Line Items]
Useful life (in years)					3 years
Construction equipment | Maximum
Product Information [Line Items]
Useful life (in years)					15 years
Office equipment, furniture and fixtures | Minimum
Product Information [Line Items]
Useful life (in years)					3 years
Office equipment, furniture and fixtures | Maximum
Product Information [Line Items]
Useful life (in years)					7 years
Vehicles | Minimum
Product Information [Line Items]
Useful life (in years)					3 years
Vehicles | Maximum
Product Information [Line Items]
Useful life (in years)					5 years
Revenue % | Product Concentration Risk | Fixed-price Contract
Product Information [Line Items]
Concentration Risk, Percentage	98.50%	99.80%	94.10%	97.40%	96.20%	97.80%	90.40%
Revenue % | Product Concentration Risk | Time-and-materials Contract
Product Information [Line Items]
Concentration Risk, Percentage	1.50%	0.20%	5.90%	2.60%	3.80%	2.20%	9.60%